Accounts Payable (Details) - Schedule of accounts payable - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of accounts payable [Abstract]
Payable for purchase of intangible assets		$ 2,704,614
Payable for service costs	$ 33,697	110,048
Total	$ 33,697	$ 2,814,662